Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Disclosure of Detailed Information About Provisions

	Restructuring	Onerous/ unfavorable contracts	Provisions related to other taxes	Contingent consideration	Other	Total
	€m	€m	€m	€m	€m	€m
Balance at December 31, 2015	21.0	—	31.8	17.4	16.5	86.7
Additional provision in the period	60.2	34.7	—	—	5.3	100.2
Release of provision	(5.2)	—	(9.8)	—	(2.6)	(17.6)
Adjustment to provisions acquired through business combinations	—	47.3	2.5	—	2.7	52.5
Utilization of provision	(16.7)	(2.5)	—	(8.0)	(2.2)	(29.4)
Unwinding of discounting	—	0.8	—	0.6	—	1.4
Foreign exchange	(0.2)	0.3	—	—	(0.2)	(0.1)
Balance at December 31, 2016	59.1	80.6	24.5	10.0	19.5	193.7
Additional provision in the period	30.9	—	5.8	—	6.6	43.3
Release of provision	(0.1)	—	(12.2)	—	(1.2)	(13.5)
Transfer between categories	—	—	(2.1)	—	2.1	—
Utilization of provision	(63.6)	(3.9)	(5.8)	—	(8.4)	(81.7)
Unwinding of discounting	—	0.8	—	0.4	—	1.2
Foreign exchange	—	(2.1)	—	—	(0.1)	(2.2)
Balance at December 31, 2017	26.3	75.4	10.2	10.4	18.5	140.8
Current						68.0
Non-current						72.8
Total						140.8